Note 5 - Long-term Loans (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates	Amounts
$

Year ending December 31, 2021	-
Year ending December 31, 2022	2,167
Total	2,167